Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common stock:	Treasury stock:	Shares held in trust:	Capital surplus:	Retained earnings:	Accumulated other comprehensive loss:	Noncontrolling Interest:
Beginning of year at Dec. 31, 2011								$ 0
Beginning of year at Dec. 31, 2011		16	(11,953)	(56)	28,126	22,052	(172)
Balance Beginning (in shares) at Dec. 31, 2011		1,640,000,000	340,000,000	2,000,000
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)		27,000,000
Purchase of treasury shares (in shares)			(95,000,000)
Employee stock purchase plan issuances (in shares)			1,000,000
Transfer of shares from shares held in trust (in shares)			(1,000,000)
Transfer of shares held in trust to treasury stock (in shares)				1,000,000
Stock options exercised and issuance of stock awards		1
Purchase of treasury shares			(4,330)
Employee stock purchase plan issuances			47
Transfer of shares from shares held in trust			(34)
Transfer of shares to treasury stock				25	9
Stock option activity and stock awards					955
Excess tax benefit on stock options and stock awards					28
Purchase of noncontrolling interest in subsidiary					2
Changes in inventory accounting principles						(89)
Net income attributable to CVS Health	3,864					3,864
Common stock dividends						(829)
Foreign currency translation adjustments, net of tax	0						0
Net cash flow hedges, net of tax	3						3
Pension and other postretirement benefits, net of tax	12						(12)
Business combinations								0
End of year at Dec. 31, 2012	37,653							0
Beginning of year at Dec. 31, 2012	37,653	17	(16,270)	(31)	29,120	24,998	(181)
Balance Beginning (in shares) at Dec. 31, 2012		(1,667,000,000)	(435,000,000)	(1,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)		13,000,000
Purchase of treasury shares (in shares)			(66,000,000)
Employee stock purchase plan issuances (in shares)			1,000,000
Transfer of shares from shares held in trust (in shares)			0
Transfer of shares held in trust to treasury stock (in shares)				0
Stock options exercised and issuance of stock awards		0
Purchase of treasury shares			(3,976)
Employee stock purchase plan issuances			77
Transfer of shares from shares held in trust			0
Transfer of shares to treasury stock				0	0
Stock option activity and stock awards					588
Excess tax benefit on stock options and stock awards					69
Purchase of noncontrolling interest in subsidiary					0
Changes in inventory accounting principles						0
Net income attributable to CVS Health	4,592					4,592
Common stock dividends						(1,097)
Foreign currency translation adjustments, net of tax	(30)						(30)
Net cash flow hedges, net of tax	3						3
Pension and other postretirement benefits, net of tax	(59)						59
Business combinations								0
End of year at Dec. 31, 2013	37,938							0
Beginning of year at Dec. 31, 2013	37,938	17	(20,169)	(31)	29,777	28,493	(149)
Balance Beginning (in shares) at Dec. 31, 2013		(1,680,000,000)	(500,000,000)	(1,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)		11,000,000
Purchase of treasury shares (in shares)			(51,000,000)
Employee stock purchase plan issuances (in shares)			1,000,000
Transfer of shares from shares held in trust (in shares)			0
Transfer of shares held in trust to treasury stock (in shares)				0
Stock options exercised and issuance of stock awards		0
Purchase of treasury shares			(4,001)
Employee stock purchase plan issuances			92
Transfer of shares from shares held in trust			0
Transfer of shares to treasury stock				0	0
Stock option activity and stock awards					535
Excess tax benefit on stock options and stock awards					106
Purchase of noncontrolling interest in subsidiary					0
Changes in inventory accounting principles						0
Net income attributable to CVS Health	4,644					4,644
Common stock dividends						(1,288)
Foreign currency translation adjustments, net of tax	(35)						(35)
Net cash flow hedges, net of tax	4						4
Pension and other postretirement benefits, net of tax	37						(37)
Business combinations								5
End of year at Dec. 31, 2014	37,963							5
Beginning of year at Dec. 31, 2014	$ 37,958	$ 17	$ (24,078)	$ (31)	$ 30,418	$ 31,849	$ (217)
Balance Beginning (in shares) at Dec. 31, 2014		(1,691,000,000)	(550,000,000)	(1,000,000)